Annual Total Returns [BarChart] - TCW Emerging Markets Income Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	1.95%
Annual Return 2012	22.54%
Annual Return 2013	(4.72%)
Annual Return 2014	0.80%
Annual Return 2015	(2.48%)
Annual Return 2016	14.23%
Annual Return 2017	11.40%
Annual Return 2018	(6.16%)
Annual Return 2019	15.84%
Annual Return 2020	5.13%